Description of Business (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Formation date	August 7, 2007
Country of incorporation	Republic of the Marshall Islands.
Common units outstanding	28,364,048	28,665,121
General partner units oustanding	622,296	622,296
Navios Holdings [Member]
Common units outstanding	5,125,394
Ownership percentage of Navios Holdings	18.10%
Olympos Maritime Ltd [Member]
General partner units oustanding	622,296
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.10%